UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21665
                                                    ----------

                     Hatteras Multi-Strategy TEI Fund, L.P.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         8816 Six Forks Road, Suite 107
                          Raleigh, North Carolina 27615
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                David B. Perkins
                         8816 Six Forks Road, Suite 107
                          Raleigh, North Carolina 27615
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (919) 846-2324
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2006
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.





                     HATTERAS MULTI-STRATEGY TEI FUND, L.P.

                       CONSOLIDATED FINANCIAL STATEMENTS

                       FOR THE YEAR ENDED MARCH 31, 2006

                     HATTERAS MULTI-STRATEGY TEI FUND, L.P.

                        FOR THE YEAR ENDED MARCH 31, 2006







                                TABLE OF CONTENTS




Report of Independent Registered Public Accounting Firm.......................1
Consolidated Statement of Financial Condition.................................2
Consolidated Statement of Operations..........................................3
Consolidated Statement of Changes in Partners' Capital........................4
Consolidated Statement of Cash Flows..........................................5
Consolidated Notes to Financial Statements.................................6-12
Board of Directors (unaudited)...............................................13
Fund Management (unaudited)..................................................14
Other Information (unaudited) ...............................................15
Financial Statements of Hatteras Master Fund, L.P. ...........................I

[GRAPHIC OMITTED]
Deloitte                                            DELOITTE & TOUCHE LLP
                                                    1700 Market Street
                                                    Philadelphia, PA 19103-3984
                                                    USA

                                                    Tel: +1 215 246 2300
                                                    Fax: +1 215 569 2441
                                                    www.deloitte.com



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Partners of Hatteras Multi-Strategy TEI Fund, L.P.:

We have audited the accompanying statement of financial condition of Hatteras Multi-Strategy TEI Fund, L.P. (the "Fund") as of March 31, 2006, and the related statements of operations, changes in partners' capital, and cash flows for the year then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2006, and the results of its operations, changes in partners' capital, and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP


May 26, 2006





                                                    Member of
                                                    DELOITTE TOUCHE TOHMATSU

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED STATEMENT OF FINANCIAL CONDITION
MARCH 31, 2006
--------------------------------------------------------------------------------

ASSETS
Investment in Hatteras Master Fund, L.P., at fair value (cost $30,258,816)   $32,397,349
Cash and cash equivalents                                                        335,000
Investment in Hatteras Master Fund, L.P., paid in advance                      9,196,712
Due from Investment Manager                                                       13,017
Interest receivable                                                                  437
Prepaid registration fees                                                          9,638
                                                                             -----------
       TOTAL ASSETS                                                           41,952,153
                                                                             -----------
LIABILITIES AND PARTNERS' CAPITAL
Contributions received in advance                                              9,400,360
Withdrawals payable                                                              223,508
Due to affiliates                                                                  1,285
Servicing fees payable                                                            20,387
Professional fees payable                                                         20,317
Investor servicing fees payable                                                    4,142
Accounting and administration fees payable                                         3,600
Custodian fees payable                                                             1,488
Other accrued expenses                                                             7,062
                                                                             -----------
       TOTAL LIABILITIES                                                       9,682,149

       PARTNERS' CAPITAL                                                     $32,270,004
                                                                             -----------

       TOTAL LIABILITIES AND PARTNERS' CAPITAL                               $41,952,153
                                                                             ===========


                 See Consolidated Notes to Financial Statements

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM HATTERAS MASTER FUND, L.P.
       Dividends                                                           $   31,025
       Interest                                                                 7,722
       Expenses                                                              (202,333)
                                                                           ----------
       NET INVESTMENT LOSS ALLOCATED FROM HATTERAS MASTER FUND, L.P.         (163,586)
                                                                           ----------
FUND INVESTMENT INCOME
       Interest                                                                 6,958
                                                                           ----------
OPERATING EXPENSES
       Organization expense                                                   143,645
       Servicing fees                                                         102,301
       Professional fees                                                       44,649
       Registration fees                                                       43,000
       Accounting and administration fees                                      21,600
       Investor servicing fees                                                 13,162
       Custodian fees                                                           9,044
       Other expenses                                                          30,943
                                                                           ----------
       TOTAL OPERATING EXPENSES                                               408,344
       Reimbursement from investment manager                                 (112,982)
                                                                           ----------
       NET OPERATING EXPENSES                                                 295,362
                                                                           ----------
NET INVESTMENT LOSS                                                          (451,990)
                                                                           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM
    HATTERAS MASTER FUND, L.P.
       Net realized loss on investments                                       (19,460)
       Net unrealized appreciation on investments                           2,321,579
                                                                           ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
    HATTERAS MASTER FUND, L.P.                                              2,302,119
                                                                           ----------
NET INCREASE IN PARTNERS' CAPITAL RESULTING FROM OPERATIONS                $1,850,129
                                                                           ==========

                 See Consolidated Notes to Financial Statements

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED STATEMENT OF CHANGES IN PARTNERS' CAPITAL
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

                                                                      GENERAL              LIMITED            TOTAL
                                                                     PARTNER'S            PARTNERS'          PARTNERS'
                                                                      CAPITAL              CAPITAL           CAPITAL
                                                                  -------------------------------------------------------
PARTNERS' CAPITAL,  BEGINNING OF YEAR                               $     --           $        --          $        --

        Capital contributions                                             --            30,697,938           30,697,938

        Capital withdrawals                                          (61,385)             (216,678)            (278,063)

        Net investment loss                                               --              (451,990)            (451,990)

        Net realized loss on investments                                  --               (19,460)             (19,460)

        Net unrealized appreciation on investments                        --             2,321,579            2,321,579

        Actual performance allocation from April 1, 2005
             to December 31, 2005                                     60,617               (60,617)                  --

        Actual performance allocation from January 1, 2006
             to March 31, 2006                                           768                  (768)                  --

        Accrued performance allocation from January 1, 2006
             to March 31, 2006                                        94,627               (94,627)                  --
                                                                  -------------------------------------------------------
PARTNERS' CAPITAL, END OF YEAR                                      $ 94,627           $32,175,377          $32,270,004
                                                                  =======================================================

                 See Consolidated Notes to Financial Statements

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in partners' capital resulting from operations             $  1,850,129
    Adjustments to reconcile net increase in partners' capital from investment operations to net cash used for operating activities:
      Purchases of interests in Hatteras Master Fund, L.P.               (39,475,528)
      Proceeds from withdrawals from Hatteras Master Fund, L.P.               20,000
      Net investment gain allocated from Hatteras Master Fund, L.P.       (2,138,533)
      Due from Investment Manager                                            (13,017)
      Interest receivable                                                       (437)
      Prepaid registration fees                                               (9,638)
      Due to affiliates                                                        1,285
      Servicing fees payable                                                  20,387
      Professional fees payable                                               20,317
      Investor servicing fees payable                                          4,142
      Accounting and administration fees payable                               3,600
      Custodian fees payable                                                   1,488
      Other accrued expenses                                                   7,062
                                                                        ------------
         NET CASH USED IN OPERATING ACTIVITIES                           (39,708,743)
                                                                        ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions (including contributions received in advance)    40,098,298
   Capital withdrawals (including withdrawals payable)                       (54,555)
                                                                        ------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                        40,043,743
                                                                        ------------
Net change in cash and cash equivalents                                      335,000

Cash and cash equivalents at beginning of year                                    --
                                                                        ------------
Cash and cash equivalents at end of year                                $    335,000
                                                                        ============


                 See Consolidated Notes to Financial Statements

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -MARCH 31, 2006
--------------------------------------------------------------------------------
1.   ORGANIZATION

     Hatteras Multi-Strategy TEI Fund, L.P (the "Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on April 1, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund is designed for investment primarily by tax-exempt and tax-deferred investors. The Fund's investment objective is to generate consistent long-term appreciation and returns across all market cycles. Investors who acquire interests in the Fund ("Interests") are the limited partners (each, a "Limited Partner" and together, the "Limited Partners") of the Fund. To achieve its objective, the Fund will provide its limited partners with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions through an investment of substantially all of its assets in the Hatteras
     Multi-Strategy Offshore Fund, LDC, a Cayman Islands limited duration company with the same investment objective as the Fund (the "Offshore Fund").

     The Offshore Fund is designed solely for investment by certain tax-deferred and tax-exempt Limited Partners ("Tax-Exempt Partners") and commenced operations on April 1, 2005. The Offshore Fund enables Tax-Exempt Partners to invest without receiving certain income in a form that would otherwise be taxable to such Tax-Exempt Partners regardless of their tax-exempt status. The Offshore Fund will in turn invest substantially all of its assets in the Hatteras Master Fund, L.P., a Delaware limited partnership (the "Master Fund"), which is also registered under the 1940 Act.

     The Master Fund is managed by Hatteras Investment Partners, LLC (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Offshore Fund will serve solely as an intermediate entity through which the Fund will invest in the Master Fund. The Offshore Fund will make no independent investment decisions and has no investment or other discretion over the investable assets.

     At March 31, 2006, the Fund owns 100% of the beneficial interests of the Offshore Fund, and the Offshore Fund owns 15.17% of the beneficial interests in the Master Fund. These financials statements are the consolidation of the Fund and the Offshore Fund (together "the Funds"). Intercompany balances have been eliminated through consolidation.

     Hatteras Investment Management, LLC, a Delaware limited liability company, serves as the General Partner of the Fund (the "General Partner"). The General Partner has appointed a Board of Directors (the "Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund's business.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

--------------------------------------------------------------------------------
2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

     A. INVESTMENT VALUATION

     Valuation of the Offshore Fund's interest in the Master Fund is based on investment in Underlying Funds (as defined in attached Master Fund financial statements) held by the Master Fund. The Master Fund will value interests in Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Funds and are discussed in the Notes to Financial Statements of the Master Fund which are included elsewhere in this report.

     B. ALLOCATIONS FROM MASTER FUND

     As required by accounting principles generally accepted in the United States of America, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

     C. FUND LEVEL INCOME AND EXPENSES

     Interest income on any cash or cash equivalents held by the Funds will be recognized on an accrual basis. Expenses that are specifically attributed to the Funds are charged to each Fund. The Funds will also bear, as an investor in the Master Fund, its allocable portion of the fees and expenses of the Master Fund. Because the Funds bear their proportionate share of the management fees of the Master Fund, the Funds do not pay any additional compensation directly to the Investment Manager.

     D. TAX BASIS REPORTING

     Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Fund's allocated earnings is established dependent upon the tax filings of the investor partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

     E. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes amounts held in interest bearing overnight accounts. At March 31, 2006, the Funds held $335,000 in an interest bearing cash account at PNC Bank.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

--------------------------------------------------------------------------------
2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F. USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.   ALLOCATION OF LIMITED PARTNERS' CAPITAL

     Net profits or net losses of the Funds for each allocation period ("Allocation Period") will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an allocation period, adjusted to exclude any items to be allocated among the capital accounts of the Limited Partners other than in accordance with the Limited Partners' respective investment percentages.

     Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all limited partners in accordance with their respective investment percentages in the Master Fund.

     The Fund will maintain a separate capital account ("Capital Account") on its books for each Limited Partner. Each Limited Partner's capital account will have an opening balance equal to the Limited Partner's initial contribution to the capital of the Fund (i.e., the amount of the investment less any applicable sales load), and thereafter, will be (i) increased by the amount of any additional capital contributions by such Limited Partner;
     (ii) decreased for any payments upon repurchase or in redemption of such Limited Partner's Interest or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner's allocable share of the net profits or net losses of the Fund.

4.   RELATED PARTY TRANSACTIONS AND OTHER

     In consideration for investor services, the Fund will pay Hatteras Investment Partners, LLC (in such capacity, the "Servicing Agent") an investor servicing fee at the annual rate of 0.75% of the net asset value of the interests beneficially owned by customers of the Servicing Agent or any service provider who has entered into a service provider agreement with the Servicing Agent. The investor servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the Fund on a pro-rata basis. The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

--------------------------------------------------------------------------------
4.   RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     The Fund paid a servicing fee for the period April 1, 2005 through June 30, 2005, based on the net asset value of all Partners' Capital Accounts as of the first business day of each fiscal quarter. Effective July 1, 2005, the servicing fee computation has been changed to the aggregate value of outstanding interests held by Limited Partners of the Fund on the last day of the month (before repurchase of interests or performance allocation).

     The Investment Manager has contractually agreed to reimburse certain expenses for the period November 1, 2005 through April 1, 2007, so that the total annual expenses for this period will not exceed 2.35% for the Fund (the "Expense Limitation"). The Fund will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager, any expenses in excess of the expense limitation and repay the Investment Manager such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the expense limitation disclosed in the effective confidential memorandum. As of March 31, 2006, the Fund has carried forward expenses of $112,982 which will begin to expire on March 31, 2009.

     The General Partner generally receives an annual performance-based allocation (the "Performance Allocation") with respect to the Capital Account of each Limited Partner. The Performance Allocation is calculated generally as of the end of each calendar year. The Performance Allocation with respect to a Limited Partner's Capital Account is equal to 10% of the amount by which the excess, if any, of net profit over net loss allocated to such Limited Partner for the calendar year exceeds (a) any Loss Carryforward Amount (as defined below) for such Limited Partner plus (b) the non-cumulative "hurdle amount" (an annualized return on the Capital Account balance of such Limited Partner as of the last day of the preceding calendar year at a rate equal to the yield to maturity of the 90-day United States Treasury Bill as reported by the Wall Street Journal on the last day of the preceding calendar year). The Performance Allocation with respect to each applicable Limited Partner's Capital Account shall be deducted from such Capital Account and allocated to the Capital Account of the General Partner. If at the end of any calendar year, the Net Losses allocated to a Limited Partner's Capital Account exceed the Net Profits so allocated, then a Loss Carryforward Amount shall be established for that Limited Partner. No Performance Allocation shall be deducted from the Capital Account of any Limited Partner unless the excess of Net Profits over Net Losses subsequently allocated exceeds any Loss Carryforward Amount for that Limited Partner. If a Limited Partner withdraws completely from the Fund other than at the end of a calendar year, a Performance Allocation shall be made with respect to such Limited Partner's Capital Account as of the date of complete withdrawal as if such date were the end of a calendar year and the hurdle amount will be pro-rated.

     For financial statement purposes, the Master Fund accelerated the amortization of organization expense at March 31, 2005 in conformity of accounting principles generally accepted in the United States of America. The organization expense was allocated to affiliated feeder funds at that time which the feeder funds absorbed the Fund's proportional allocation of the Master Fund's organization expense. As of March 31, 2006, the Fund owes the affiliate feeder funds $1,285 for reimbursement of organization expense allocated from the Master Fund.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

--------------------------------------------------------------------------------
4.   RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     PFPC Inc. serves as administrator, accounting and investor servicing agent to the Fund and provides certain accounting, recordkeeping and investor related services. PFPC Trust Company provides custodial services to the Funds.

5.   FEDERAL INCOME TAXES

     For Federal income tax purposes, the Fund is treated as a partnership, and each partner in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Fund since the partners are individually liable for the taxes on their share of the Fund's income. Under current Cayman Islands legislation, there are no taxes payable by the Offshore Fund. The Offshore Fund has been advised by its United States counsel that it generally should not be subject to United States income tax, except as further detailed in the Fund's confidential offering memorandum. United States withholding taxes as described in the Fund's confidential offering memorandum have been recorded on the statement of operations.

6.   RISK FACTORS

     An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   REPURCHASE OF INTERESTS

     The Funds intend to conduct quarterly repurchase offers for the redemption of the interests at their net asset value determined as of approximately March 31, June 30, September 30 and December 31 of each year beginning on March 31, 2006 (each such date, a "Valuation Date"). A Limited Partner may participate in a repurchase offer only after 12 consecutive months as Limited Partner in the Funds. However, the General Partner retains the discretion to approve such redemption offers and, therefore, there are no assurances that the General Partner will, in fact, decide to undertake any repurchase offer. The General Partner may also permit repurchases at other times, in its sole discretion. The Funds' assets consist primarily of its interest in the Master Fund (held through its investment in the Offshore
     Fund). Accordingly, the Funds will be required to liquidate a portion of its interest in the Master Fund in order to fund repurchases. In order to liquidate its interest in the Master Fund the Funds must accept repurchase offers made by the Master Fund and distribute the proceeds of such repurchases to the Funds.

     The Funds do not intend to distribute to the Limited Partners any of the Funds' income, but intends to reinvest substantially all income and gains allocable to the Limited Partners. A Limited Partner may therefore be allocated taxable income and gains and not receive any cash distribution.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

--------------------------------------------------------------------------------
8.   INDEMNIFICATION

     In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these agreements is dependent on future claims that may be made against the Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.   CONSOLIDATED FINANCIAL HIGHLIGHTS

     The financial highlights are intended to help you understand the Funds' financial performance for the past period. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in the Fund.

     The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. The General Partner interest is excluded from the calculations. An individual Limited Partner's ratios or returns may vary from the table below based on incentive arrangements and the timing of capital transactions.

     The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Limited Partner's capital. The ratios include the Funds' proportionate share of the Master Fund's income and expenses.

     Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized.

                                                                                       FOR THE YEAR ENDED
                                                                                         MARCH 31, 2006
    Total return amortizing organization expenses
          and before Performance Allocation*                                                  11.50%
    Organization expense                                                                      (0.35)
    Performance Allocation                                                                    (1.15)
                                                                                            -------
    Total net return after expensing organization expense and Performance Allocation          10.00%
                                                                                            =======

    Partners' capital, end of year (000)                                                    $32,270

    Portfolio Turnover                                                                         0.00%

    Net investment loss before Performance Allocation                                         (3.49)%

    Operating expenses, excluding expense reimbursement and Performance Allocation
                                                                                               4.72%
    Performance Allocation                                                                     1.21
                                                                                            -------
    Total expenses and Performance Allocation before expense reimbursement                     5.93
    Expense reimbursement                                                                     (0.87)
                                                                                            -------
    Net expenses                                                                               5.06%
                                                                                            =======


* RETURN IS INDICATIVE OF AMORTIZING  ORGANIZATIONAL EXPENSES OVER 60 MONTHS FOR TAX PURPOSES.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- MARCH 31, 2006 (CONCLUDED)
--------------------------------------------------------------------------------


10.  SUBSEQUENT EVENTS

     During the period from April 1, 2006 through May 1, 2006, there were additional capital contributions of $17,672,360.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

BOARD OF DIRECTORS (UNAUDITED)
--------------------------------------------------------------------------------


The identity of the Board Members and brief biographical information is set forth below.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                               Number of
                                                                                                               Portfolios in
                                                                                                               Fund Complex'
                                Position(s)    Term of Office;                                                 Overseen by
                                 Held with     Length of Time   Principal Occupation(s) During Past 5 years    Director or
Name, Address & Age              the Fund          Served       and Other Directorships Held by Director       Officer
--------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
David B. Perkins, 43               Chief       3 year term;     Mr. Perkins has been Chairman and CEO              3
1000 Watermeet Lane              Executive    Since Inception   since inception of the Funds. Mr.Perkins
Raleigh, NC  27614              Officer and                     became the President and Managing
                                Chairman of                     Principal of the Investment Manager in
                               the Board of                     September 2003 and became the co-founder
                                 Directors                      and Managing Partner of CapFinancial
                                                                Partners, LLC in April 2003. Prior to that,
                                                                he was Managing Partner at Wachovia
                                                                Securities Financial Network, Inc. from June
                                                                2002 to September 2003 and Managing
                                                                Principal of CapTrust Financial Advisors,
                                                                LLC from October 1997 to June 2002.
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
Steve E. Moss, 52                Director:     3 year term;     Mr. Moss has been a member of HMKCT                3
918 Meadow Lane                 Chairman of   Since December    Properties, LLC since January 1996
Henderson, NC  27536             the Audit         2004
                                 Committee
--------------------------------------------------------------------------------------------------------------------------
H. Alexander Holmes, 63          Director:     3 year term;     Mr. Holmes founded Holmes Advisory Services,       3
3408 Landor Road                   Audit      Since December    LLC, a financial consultation firm, in 1993
Raleigh, NC  27609               Committee         2004
                                  Member
--------------------------------------------------------------------------------------------------------------------------
George Y. Ragsdale II*, 40       Director:     3 year term;     Mr. Ragsdale has been Investment Research          3
111 Radio Circle                   Audit      Since February    Director at Kisco Management Co. since
Mount Kisco, NY  10546           Committee         2005         November 1999.
                                  Member
--------------------------------------------------------------------------------------------------------------------------
Gregory S. Sellers, 46           Director:     3 year term;     Mr. Sellers became the Chief Financial             3
2643 Steeplechase Road             Audit      Since December    Officer and a director of Kings Plush, Inc., a
Gastonia, NC  28056              Committee         2004         fabric manufacturer, in April 2003. Prior to
                                  Member                        that, he was the Vice President of Finance at
                                                                Parksdale Mills, Inc., a cotton and cotton
                                                                blend yarns producer, from January 1991 to
                                                                April 2003.
--------------------------------------------------------------------------------------------------------------------------

*Mr. Ragsdale resigned his position as a Director of the Fund effective April 12, 2006.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 8816 Six Forks Road, Suite 107, Raleigh, NC 27615.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              Number of
                                                                                                              Portfolios in
                                                                                                              Fund Complex'
                              Position(s)   Term of Office;                                                   Overseen by
                               Held with    Length of Time     Principal Occupation(s) During Past 5 years    Director or
Name, Address & Age            the Fund         Served         and Other Directorships Held by Director       Officer
----------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------
J. Michael Fields, 32            Chief          Since          Mr. Fields has been the CFO since inception         N/A
8816 Six Forks Rd.             Financial      Inception        of the Funds. Mr. Fields became a Director
Suite 107                       Officer                        of the Investment Manager in September
Raleigh, NC 27615                                              2003. Prior to joining the Investment
                                                               Manager, Mr. Fields was employed by
                                                               CapTrust Financial  Advisors from August
                                                               2002 to September 2003. Prior to joining
                                                               CapTrust, Mr. Fields was employed by
                                                               Morgan  Stanley in Atlanta, Georgia
                                                               from  January  2000 to August 2002.

----------------------------------------------------------------------------------------------------------------------------
Denise Buchanan, 43              Chief           Since         Ms. Buchanan has been the CCO since                  N/A
8816 Six Forks Rd.             Compliance      Inception       inception of the Funds. Ms. Buchanan
Suite 107                       Officer                        became the Compliance Officer with
Raleigh, NC 27615                                              CapFinancial Partners, LLC ("CapTrust") in
                                                               November 2003. Prior to joining CapTrust,
                                                               Ms. Buchanan was President of
                                                               Broker/Dealer Sales & Consulting, Inc. from
                                                               2001 to November 2003. Previously, Ms.
                                                               Buchanan was the Director of Compliance
                                                               for Atlantic Capital Management, LLC from
                                                               1996 to 2001.
----------------------------------------------------------------------------------------------------------------------------
Vickey Collins, 39             Secretary         Since         Ms. Collins has been the Secretary of the            N/A
8816 Six Forks Rd.                             Inception       Funds since inception. She became the
Suite 107                                                      Operations Manager for the Investment
Raleigh, NC 27615                                              Manager in September 2004. Prior to joining
                                                               Investment Manager, she was employed with
                                                               McKinely Capital  Management from 1994 to
                                                               2004.
----------------------------------------------------------------------------------------------------------------------------

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


PROXY VOTING
For free information regarding how the Fund voted proxies during the period ended June 30, 2005, or to obtain a free copy of the Fund's complete proxy voting policies and procedures, call 1-800-348-1824 or visit the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Steven E. Moss is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The Registrant commenced operations on April 1, 2005. The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are $8,500.

Audit-Related Fees
------------------

     (b) The Registrant commenced operations on April 1, 2005. The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $900. The fees listed on item 4
         (b) are related to out-of-pocket expense in relations to the annual audit of the registrant.

Tax Fees
--------

     (c) The Registrant commenced operations on April 1, 2005. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0.

All Other Fees
--------------

     (d) The Registrant commenced operations on April 1, 2005. The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0%

                           (c) 100%

                           (d) 0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

THE PROXY VOTING POLICY IS ATTACHED HEREWITH.

                        HATTERAS INVESTMENT PARTNERS LLC
                           HATTERAS MASTER FUND, L.P.
                      HATTERAS MULTI-STRATEGY FUND I, L.P.
                     HATTERAS MULTI-STRATEGY TEI FUND, L.P.

                               PROXY VOTING POLICY

This statement sets forth the policy of Hatteras Investment Partners, LLC ("Hatteras") with respect to the exercise of corporate actions and proxy voting authority of client accounts.

The Funds and other advisory clients of Hatteras invest, directly or indirectly, substantially all of their assets in securities of pooled investment vehicles or separate accounts, which are private partnerships, limited liability companies or similar entities managed by third-party investment managers (collectively, "Advisor Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. To the extent that the we or our clients receive notices or proxies from Advisor Funds (or receive proxy statements or similar notices in connection with any other portfolio securities), Hatteras has proxy voting responsibilities.

With respect to proxies issued by Hatteras Master Fund, L.P. (the "Master Fund"), the feeder funds which invest in the Master Fund have delegated proxy voting authority to Hatteras. Hatteras will vote proxies in a manner that it deems to be in the best interests of the Funds. In general, the Investment Manager believes that voting proxies in accordance with the policies described below will be in the best interests of its clients. If an analyst, trader or partner of the Hatteras believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of a client, the proxy will be referred to Hatteras' Chief Compliance Officer for a determination of how such proxy should be voted.

Hatteras will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company's charter or by-laws, changes in the board of directors and compensation of outside directors. Hatteras will generally vote in favor of management or shareholder proposals that Hatteras believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company's board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, Hatteras will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of Hatteras' clients.

If a proxy includes a matter to which none of the specific policies described above or in Hatteras' stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to Hatteras' Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, Hatteras and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on by Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund I, L.P. or Hatteras Multi-Strategy TEI Fund, L.P. (the "Registered Funds") presents an actual or potential conflict of interest involving Hatteras (or an affiliate of Hatteras), any issuer of a security for which Hatteras (or an affiliate of Hatteras) acts as sponsor, advisor, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom Hatteras (or an affiliate of Hatteras) has an existing material contract or business relationship not entered into in the ordinary course of business (Hatteras and such other persons having an interest in the matter being called "Interested Persons"), Hatteras will make written disclosure of the conflict to the Independent Directors of the applicable Fund(s) indicating how Hatteras proposes to vote on the matter and its reasons for doing so. If the Investment Manager does not receive timely written instructions as to voting or non-voting on the matter from the applicable Registered Fund's Independent Directors, Hatteras may take any of the following actions which it deems to be in the best interests of the Fund: (1) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (2) vote on the matter in the manner proposed to the Independent Directors if the vote is against the interests of all Interested Persons; or (3) refrain from voting on the matter.

The Registered Fund each will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The first such filing is due no later than August 31, 2005, for the twelve months ended June 30, 2005. Once filed, each of the Registered Fund's Form N-PX filing will be available: (1) without charge, upon request, by calling 1-800-390-1560; or (2) by visiting the SEC's website at www.sec.gov.




ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant pursues its investment objective by investing substantially all of its assets in Hatteras Master Fund, L.P. Accordingly, there is no active portfolio management with respect to the Registrant.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Hatteras Multi-Strategy TEI Fund, L.P.
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ David B. Perkins
                         -------------------------------------------------------
                           David B. Perkins, President & Chief Executive Officer
                           (principal executive officer)

Date              June 9, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David B. Perkins
                         -------------------------------------------------------
                           David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date              June 9, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ J. Michael Fields
                         -------------------------------------------------------
                           J. Michael Fields,  Chief Financial  Officer
                           (principal financial officer)

Date              June 9, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.